General information - Revision of comparative figures (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Equity attributable to owners of the Company	€ 51,790		€ 51,790		€ 67,064
Deferred income	69,376		69,376		71,210
Revenue	1,205	€ 930	1,860	€ 2,060
Finance income and expense	470	1,163	(74)	342
Net result	(7,977)	(13,483)	(16,832)	(27,599)
Equity	51,500	89,375	51,500	89,375	66,680	€ 114,109
Changes in working capital	3,622	(916)	(48,668)	3,035
Accumulated Deficit
Net result			(16,926)	(27,808)
Equity	€ (391,932)	(344,062)	€ (391,932)	(344,062)	(379,110)	(316,890)
Increase (decrease) due to corrections of prior period errors
Equity attributable to owners of the Company					1,567
Deferred income					€ (1,567)
Revenue		(95)		(199)
Finance income and expense		1,282		1,720
Net result		1,187		1,521
Changes in working capital		€ 95		€ 199
Increase (decrease) due to corrections of prior period errors | Accumulated Deficit
Equity						€ 880